Jul. 26, 2019
ALPS Sector Dividend Dogs ETF

ALPS ETF TRUST

ALPS SECTOR DIVIDEND DOGS ETF (NYSE ARCA: SDOG)
ALPS INTERNATIONAL SECTOR DIVIDEND DOGS ETF (NYSE ARCA: IDOG)
ALPS EMERGING SECTOR DIVIDEND DOGS ETF (NYSE ARCA: EDOG)

SUPPLEMENT DATED JULY 26, 2019
TO THE SUMMARY PROSEPCTUSES AND PROSPECTUS DATED MARCH 31, 2019, AS
SUPPLEMENTED FROM TIME TO TIME

SDOG Summary Prospectus and SDOG Prospectus

The third sentence in the first paragraph under the header entitled “Principal Investment Strategies” is hereby deleted and replaced with the following information:

“Dividend Dogs” refers to the five stocks in each of the Global Industry Classification Standard (“GICS”) sectors (excluding the real estate sector) that make up the S&P 500 which offer the highest dividend yields.

The third sentence in the second paragraph under the header entitled “Principal Investment Strategies” is hereby deleted and replaced with the following information:

The Underlying Index methodology selects the five stocks in ten of the eleven GICS sectors (excluding the real estate sector) that make up the S&P 500 which offer the highest dividend yields as of the last business day of November.

IDOG Summary Prospectus and IDOG Prospectus

The second and third sentences in the first paragraph under the header entitled “Principal Investment Strategies” are hereby deleted and replaced with the following information:

The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S-Network Developed Markets (ex NA) Index, a universe of mainly large capitalization stocks in international developed markets not located in the Americas (the “S Net Developed Markets”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the Global Industry Classification Standard (“GICS”) sectors (excluding the real estate sector) that make up the S Net Developed Markets which offer the highest dividend yields.

The first sentence in the third paragraph under the header entitled “Principal Investment Strategies” is hereby deleted and replaced with the following information:

The Underlying Index methodology selects the five stocks in ten of the eleven GICS sectors (excluding the real estate sector) that make up the S Net Developed Markets which offer the highest dividend yields as of the last trading day of November.

EDOG Summary Prospectus and EDOG Prospectus

The third sentence in the first paragraph under the header entitled “Principal Investment Strategies” is hereby deleted and replaced with the following information:

“Dividend Dogs” refers to the five stocks in each of the Global Industry Classification Standard (“GICS”) sectors (excluding the real estate sector) that make up the S-Network Emerging Markets which offer the highest dividend yields.

The first sentence in the third paragraph under the header entitled “Principal Investment Strategies” is hereby deleted and replaced with the following information:

The Underlying Index methodology selects the five stocks in ten of the eleven GICS sectors (excluding the real estate sector) that make up the S-Network Emerging Markets which offer the highest dividend yields as of the last trading day of November.